INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	$ 5,523
Ending Balance	11,663	$ 5,523
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	6,001	3,360
Additions, net	101	153
Disposals	(32)	(8)
Acquisitions through business combinations	6,545	2,911
Assets reclassified as held for sale	(436)	0
Net foreign currency exchange differences	75	(415)
Ending Balance	12,254	6,001
Accumulated Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning Balance	(478)	(266)
Amortization expense	(224)	(249)
Disposals	23	4
Assets reclassified as held for sale	84	0
Net foreign currency exchange differences	4	33
Ending Balance	$ (591)	$ (478)